Basis of Presentation and Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024
Property, Plant, and Equipment [Line Items]
Impairment of long-lived assets		$ 725,000		$ 725,000	$ 725,000	$ 1,333,000
Cash equivalents					0	0
Advertising expenses					$ 31,000	$ 91,000
Minimum [Member]
Property, Plant, and Equipment [Line Items]
Finite live intangible assets term					1 year
Maximum [Member]
Property, Plant, and Equipment [Line Items]
Finite live intangible assets term					15 years